Note 9 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
(Dollars in thousands)	2014	2013
Land	$1,978	1,978
Office buildings and improvements	8,526	8,490
Furniture and equipment	12,049	11,350
	22,553	21,818
Accumulated depreciation	(15,571)	(15,107)
	$6,982	6,711